Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

September 30, 2020

VUSB-QTLY-1120
1.9887312.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$200,216
2.25% 2/1/32	50,000	49,942
2.75% 6/1/31	300,000	315,448
3.3% 2/1/52	50,000	46,526
3.5% 6/1/41	180,000	189,306
3.5% 9/15/53 (a)	347,000	338,060
3.55% 9/15/55 (a)	340,000	325,243
3.65% 6/1/51	280,000	282,601
3.65% 9/15/59 (a)	257,000	248,177
3.8% 2/15/27	43,000	48,474
4.1% 2/15/28	143,000	165,255
4.65% 6/1/44	40,000	45,471
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	170,537
5.52% 3/1/49	150,000	186,434
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	268,871
3.875% 2/8/29	210,000	248,161
4% 3/22/50	114,000	140,020
4.016% 12/3/29	100,000	119,776
4.125% 8/15/46	54,000	66,481
4.329% 9/21/28	643,000	777,890
5.012% 8/21/54	38,000	54,954
5.5% 3/16/47	158,000	237,722
		4,525,565
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	51,665
2.65% 1/13/31	200,000	215,306
2.75% 9/1/49	100,000	96,288
3% 9/15/22	150,000	157,437
3.5% 5/13/40	30,000	33,600
3.6% 1/13/51	30,000	33,782
3.7% 9/15/24	300,000	332,008
3.8% 3/22/30	110,000	130,411
3.8% 5/13/60	30,000	34,679
4.7% 3/23/50	100,000	132,071
		1,217,247
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	99,396
1.1% 8/15/30	200,000	198,021
2.05% 8/15/50	170,000	157,981
		455,398
Media - 0.8%
CBS Corp.:
4.2% 6/1/29	210,000	242,466
4.95% 1/15/31	190,000	227,214
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	29,650
3.75% 2/15/28	100,000	110,503
4.2% 3/15/28	48,000	54,504
5.125% 7/1/49	60,000	69,427
5.375% 4/1/38	42,000	51,043
5.375% 5/1/47	190,000	225,168
Comcast Corp.:
1.5% 2/15/31	135,000	132,848
1.95% 1/15/31	400,000	410,709
2.45% 8/15/52	135,000	126,206
2.65% 2/1/30	220,000	239,916
2.8% 1/15/51	180,000	180,372
3.4% 4/1/30	87,000	100,356
3.55% 5/1/28	76,000	88,040
3.7% 4/15/24	30,000	33,127
3.75% 4/1/40	31,000	36,162
3.9% 3/1/38	50,000	59,199
4.6% 10/15/38	140,000	178,243
4.6% 8/15/45	72,000	92,692
4.7% 10/15/48	284,000	375,833
4.95% 10/15/58	30,000	42,942
Discovery Communications LLC:
3.625% 5/15/30	220,000	244,518
4% 9/15/55 (a)	85,000	85,795
4.65% 5/15/50	220,000	250,855
5.2% 9/20/47	18,000	21,579
Fox Corp.:
4.709% 1/25/29	34,000	40,719
5.476% 1/25/39	130,000	173,623
5.576% 1/25/49	23,000	31,782
TWDC Enterprises 18 Corp. 2.95% 6/15/27	98,000	108,375
		4,063,866
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	225,875
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	410,000	449,860
3.75% 4/15/27 (a)	80,000	89,563
3.875% 4/15/30 (a)	80,000	90,962
4.375% 4/15/40 (a)	74,000	86,741
4.5% 4/15/50 (a)	80,000	96,157
Vodafone Group PLC:
4.375% 5/30/28	97,000	114,794
5% 5/30/38	100,000	124,453
5.25% 5/30/48	170,000	219,162
		1,497,567

TOTAL COMMUNICATION SERVICES		11,759,643

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
American Honda Finance Corp.:
1.2% 7/8/25	840,000	846,115
3.55% 1/12/24	170,000	185,469
General Motors Co.:
5.95% 4/1/49	320,000	374,256
6.75% 4/1/46	69,000	84,964
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	91,108
5.65% 1/17/29	250,000	291,842
		1,873,754
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	30,000	31,715
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	241,181
		272,896
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.625% 9/1/29	150,000	162,693
3.3% 7/1/25	32,000	35,575
3.5% 7/1/27	91,000	103,568
3.6% 7/1/30	340,000	394,594
3.8% 4/1/28	84,000	97,682
4.2% 4/1/50	40,000	48,573
4.7% 12/9/35	109,000	139,263
Starbucks Corp.:
2.55% 11/15/30	300,000	317,278
4% 11/15/28	100,000	117,707
4.5% 11/15/48	50,000	61,016
		1,477,949
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	62,550
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	110,000	110,980
1.5% 6/3/30	140,000	142,932
2.4% 2/22/23	150,000	157,253
2.5% 6/3/50	110,000	111,654
3.875% 8/22/37	440,000	547,125
4.05% 8/22/47	44,000	56,870
		1,126,814
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	248,000	279,806
Target Corp.:
2.25% 4/15/25	89,000	95,018
2.65% 9/15/30	77,000	86,125
3.9% 11/15/47	40,000	52,689
4% 7/1/42	15,000	19,621
		533,259
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	69,122
4% 4/15/30	150,000	177,791
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	92,335
4.05% 5/3/47	53,000	63,241
4.55% 4/5/49	140,000	180,068
5% 4/15/40	290,000	379,898
The Home Depot, Inc.:
2.5% 4/15/27	210,000	228,139
2.7% 4/15/30	146,000	162,431
2.8% 9/14/27	84,000	92,798
2.95% 6/15/29	200,000	225,676
3.35% 4/15/50	100,000	115,240
3.9% 6/15/47	29,000	35,725
4.5% 12/6/48	90,000	120,378
		1,942,842
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	38,000	40,855
2.85% 3/27/30	40,000	44,915
3.375% 3/27/50	40,000	46,229
		131,999

TOTAL CONSUMER DISCRETIONARY		7,422,063

CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	168,885
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	150,000	170,546
4% 4/13/28	91,000	105,098
4.5% 6/1/50	100,000	119,871
4.6% 4/15/48	78,000	92,816
4.6% 6/1/60	50,000	60,465
5.45% 1/23/39	270,000	349,007
5.55% 1/23/49	130,000	176,419
5.8% 1/23/59 (Reg. S)	170,000	242,427
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	71,198
5.25% 11/15/48	50,000	67,148
Diageo Capital PLC:
1.375% 9/29/25	200,000	204,923
2% 4/29/30	200,000	205,885
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	54,225
3.8% 5/1/50	190,000	218,087
4.597% 5/25/28	36,000	43,209
Molson Coors Beverage Co.:
3% 7/15/26	120,000	128,057
4.2% 7/15/46	92,000	97,147
PepsiCo, Inc.:
1.625% 5/1/30	267,000	274,069
4% 5/2/47	116,000	146,148
The Coca-Cola Co.:
1.45% 6/1/27	30,000	30,927
1.65% 6/1/30	30,000	31,038
2.5% 6/1/40	30,000	31,467
2.6% 6/1/50	30,000	30,646
2.75% 6/1/60	30,000	30,182
2.875% 10/27/25	50,000	55,469
3.45% 3/25/30	186,000	219,201
4.2% 3/25/50	150,000	200,427
		3,624,987
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	38,567
Sysco Corp.:
3.3% 2/15/50	50,000	47,654
3.55% 3/15/25	50,000	54,551
4.45% 3/15/48	52,000	57,227
6.6% 4/1/50	100,000	139,550
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	136,163
3.45% 6/1/26	81,000	88,485
Walmart, Inc.:
3.625% 12/15/47	20,000	24,563
3.7% 6/26/28	60,000	70,909
3.95% 6/28/38	150,000	187,703
4.05% 6/29/48	80,000	104,133
		949,505
Food Products - 0.3%
Campbell Soup Co. 4.15% 3/15/28	80,000	93,039
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	231,914
5.3% 11/1/38	13,000	16,665
5.4% 11/1/48	60,000	80,948
General Mills, Inc.:
2.875% 4/15/30	40,000	43,860
4.2% 4/17/28	89,000	105,017
4.55% 4/17/38	80,000	101,651
H.J. Heinz Co.:
3% 6/1/26	20,000	20,593
4.375% 6/1/46	50,000	51,326
4.625% 1/30/29	260,000	289,305
Kellogg Co. 4.5% 4/1/46	32,000	39,915
Tyson Foods, Inc.:
4% 3/1/26	70,000	80,168
5.1% 9/28/48	50,000	68,779
Unilever Capital Corp.:
1.375% 9/14/30	135,000	135,852
3.125% 3/22/23	100,000	106,681
		1,465,713
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	110,761
3.1% 3/26/30	22,000	25,163
Procter & Gamble Co.:
2.45% 3/25/25	91,000	98,534
3% 3/25/30	105,000	121,730
3.5% 10/25/47	43,000	53,665
3.6% 3/25/50	260,000	329,419
		739,272
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 9/16/26	110,000	117,959
3.4% 5/6/30	300,000	326,494
3.875% 9/16/46	38,000	38,920
4.8% 2/14/29	120,000	142,311
5.8% 2/14/39	100,000	127,587
5.95% 2/14/49	30,000	40,219
BAT Capital Corp.:
3.557% 8/15/27	130,000	140,460
4.39% 8/15/37	140,000	151,153
4.54% 8/15/47	213,000	227,640
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	314,380
2.875% 5/1/24	80,000	85,817
3.125% 3/2/28	154,000	170,245
		1,883,185

TOTAL CONSUMER STAPLES		8,662,662

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	171,618
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp. 4.375% 10/15/28	112,000	102,480
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	62,481
4.95% 6/1/47	19,000	21,099
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	104,588
Chevron Corp.:
1.141% 5/11/23	80,000	81,542
1.554% 5/11/25	80,000	82,881
1.995% 5/11/27	80,000	84,571
2.236% 5/11/30	80,000	84,833
2.498% 3/3/22	280,000	288,169
2.978% 5/11/40	80,000	86,204
3.078% 5/11/50	80,000	85,508
ConocoPhillips Co. 5.95% 3/15/46	86,000	125,891
Devon Energy Corp. 5% 6/15/45	80,000	75,801
Ecopetrol SA 5.875% 9/18/23	390,000	428,513
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	90,987
Enbridge, Inc. 5.5% 12/1/46	60,000	78,774
Encana Corp. 6.5% 2/1/38	50,000	45,443
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,612
4.5% 4/15/24	50,000	52,954
5% 5/15/50	300,000	275,391
5.8% 6/15/38	70,000	68,853
6% 6/15/48	356,000	357,451
6.25% 4/15/49	30,000	30,871
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	76,240
3.95% 2/15/27	85,000	97,340
4.2% 1/31/50	110,000	116,789
4.25% 2/15/48	105,000	111,328
EOG Resources, Inc. 4.375% 4/15/30	510,000	600,548
Equinor ASA 3.625% 9/10/28	120,000	139,531
Exxon Mobil Corp.:
2.44% 8/16/29	320,000	343,403
3.452% 4/15/51	330,000	361,639
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	110,981
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	124,910
4.3% 3/1/28	112,000	127,331
5.2% 3/1/48	30,000	35,085
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	76,710
5% 3/1/26	72,000	83,918
Marathon Oil Corp. 4.4% 7/15/27	240,000	238,633
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	279,462
4.75% 9/15/44	21,000	21,879
MPLX LP:
4.5% 7/15/23	82,000	88,860
4.5% 4/15/38	143,000	146,174
4.7% 4/15/48	28,000	28,317
4.8% 2/15/29	30,000	34,439
5.5% 2/15/49	70,000	78,212
Noble Energy, Inc.:
3.85% 1/15/28	55,000	62,425
4.95% 8/15/47	30,000	39,255
ONEOK, Inc.:
4.45% 9/1/49	40,000	35,189
4.55% 7/15/28	59,000	62,500
Petroleos Mexicanos:
5.95% 1/28/31 (a)	100,000	83,464
6.35% 2/12/48	50,000	37,729
6.5% 1/23/29	50,000	44,771
6.84% 1/23/30 (a)	272,000	242,760
7.69% 1/23/50 (a)	145,000	121,365
Phillips 66 Co. 3.9% 3/15/28	94,000	106,097
Phillips 66 Partners LP 3.15% 12/15/29	170,000	167,657
Shell International Finance BV:
2.375% 4/6/25	1,030,000	1,098,500
3.125% 11/7/49	100,000	102,968
3.25% 4/6/50	100,000	104,860
3.5% 11/13/23	300,000	326,457
3.75% 9/12/46	70,000	78,228
4.375% 5/11/45	33,000	40,188
Spectra Energy Partners LP 3.375% 10/15/26	158,000	173,728
Suncor Energy, Inc. 4% 11/15/47	179,000	183,737
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	38,389
4.85% 3/1/48	83,000	93,164
Total Capital International SA:
3.127% 5/29/50	220,000	227,231
3.455% 2/19/29	100,000	114,881
TransCanada PipeLines Ltd.:
4.1% 4/15/30	530,000	610,840
4.25% 5/15/28	101,000	116,700
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	66,000	71,290
3.95% 5/15/50 (a)	180,000	185,708
Valero Energy Corp. 4.35% 6/1/28	20,000	22,458
		10,661,165

TOTAL ENERGY		10,832,783

FINANCIALS - 8.9%
Banks - 5.0%
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	599,854
2.676% 6/19/41 (b)	100,000	101,992
3.419% 12/20/28 (b)	220,000	245,047
3.458% 3/15/25 (b)	1,900,000	2,059,178
3.5% 4/19/26	122,000	136,717
3.55% 3/5/24 (b)	113,000	120,362
3.946% 1/23/49 (b)	23,000	27,946
3.97% 3/5/29 (b)	125,000	143,337
3.974% 2/7/30 (b)	60,000	69,730
4% 1/22/25	370,000	412,079
4.083% 3/20/51 (b)	220,000	271,835
4.271% 7/23/29 (b)	80,000	93,743
4.33% 3/15/50 (b)	60,000	76,570
Bank of Nova Scotia 3.4% 2/11/24	140,000	152,080
Barclays Bank PLC 2.65% 1/11/21	200,000	200,812
Barclays PLC:
2.852% 5/7/26 (b)	516,000	535,710
3.2% 8/10/21	400,000	409,216
4.337% 1/10/28	200,000	222,611
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	134,000	144,774
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	227,780
2.976% 11/5/30 (b)	270,000	291,898
3.106% 4/8/26 (b)	500,000	537,584
3.142% 1/24/23 (b)	365,000	376,568
3.878% 1/24/39 (b)	130,000	152,682
3.98% 3/20/30 (b)	160,000	184,339
4.65% 7/23/48	78,000	102,328
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	78,000	77,714
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	291,282
Fifth Third Bancorp 2.55% 5/5/27	200,000	215,241
HSBC Holdings PLC:
2.95% 5/25/21	200,000	203,348
4.292% 9/12/26 (b)	2,000,000	2,227,056
Japan Bank International Cooperation 3.125% 7/20/21	200,000	204,482
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,140,000	2,140,647
2.083% 4/22/26 (b)	200,000	208,887
2.522% 4/22/31 (b)	150,000	159,659
2.7% 5/18/23	111,000	117,211
2.739% 10/15/30 (b)	720,000	775,122
2.95% 10/1/26	224,000	246,443
2.956% 5/13/31 (b)	50,000	53,445
3.109% 4/22/51 (b)	100,000	105,827
4.005% 4/23/29 (b)	43,000	49,782
4.203% 7/23/29 (b)	30,000	35,489
4.452% 12/5/29 (b)	200,000	240,392
4.95% 6/1/45	135,000	182,114
Lloyds Banking Group PLC 4.45% 5/8/25	200,000	226,174
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	426,996
3.455% 3/2/23	730,000	777,130
3.777% 3/2/25	84,000	93,803
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	398,806
2.226% 5/25/26 (b)	400,000	415,711
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	83,000	82,632
2.875% 9/7/21	50,000	51,217
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	74,143
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	254,028
Royal Bank of Canada:
2.55% 7/16/24	520,000	556,187
4.65% 1/27/26	55,000	64,907
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	236,271
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	90,939
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	407,267
2.348% 1/15/25	200,000	210,629
2.75% 1/15/30	200,000	213,754
2.934% 3/9/21	189,000	191,119
3.936% 10/16/23	80,000	87,448
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	545,570
3.5% 7/19/23	100,000	108,553
Truist Financial Corp. 1.2% 8/5/25	700,000	712,494
U.S. Bancorp 1.375% 7/22/30	660,000	654,893
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	353,112
2.572% 2/11/31 (b)	690,000	721,428
2.625% 7/22/22	75,000	77,802
3.068% 4/30/41 (b)	100,000	103,755
3.584% 5/22/28 (b)	82,000	91,749
3.75% 1/24/24	150,000	162,955
4.75% 12/7/46	157,000	195,837
5.013% 4/4/51 (b)	130,000	176,590
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	611,335
3.65% 5/15/23	130,000	140,642
4.11% 7/24/34 (b)	320,000	359,534
		25,306,323
Capital Markets - 0.9%
Bank of New York Mellon Corp. 3.85% 4/28/28	27,000	32,608
BlackRock, Inc. 3.375% 6/1/22	37,000	38,848
Deutsche Bank AG 4.1% 1/13/26	200,000	213,296
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	209,515
3.95% 2/27/23	200,000	210,059
4.1% 1/13/26	200,000	211,993
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	211,713
3.691% 6/5/28 (b)	440,000	493,301
3.85% 1/26/27	189,000	212,364
4.017% 10/31/38 (b)	120,000	139,774
4.223% 5/1/29 (b)	60,000	69,881
4.411% 4/23/39 (b)	100,000	121,722
4.75% 10/21/45	28,000	36,759
6.75% 10/1/37	130,000	188,104
Intercontinental Exchange, Inc.:
1.85% 9/15/32	230,000	228,453
2.35% 9/15/22	34,000	35,201
2.65% 9/15/40	230,000	228,528
3.75% 9/21/28	50,000	57,669
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	368,015
2.188% 4/28/26 (b)	330,000	345,436
2.699% 1/22/31 (b)	230,000	245,548
3.125% 1/23/23	210,000	222,065
3.625% 1/20/27	96,000	108,443
3.971% 7/22/38 (b)	120,000	141,971
4.375% 1/22/47	38,000	48,997
5.597% 3/24/51 (b)	90,000	135,425
Northern Trust Corp. 1.95% 5/1/30	220,000	228,864
		4,784,552
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	144,431
4.125% 7/3/23	300,000	306,088
4.45% 4/3/26	150,000	149,388
4.5% 9/15/23	150,000	154,536
4.875% 1/16/24	150,000	155,321
Ally Financial, Inc.:
3.05% 6/5/23	300,000	311,716
5.125% 9/30/24	290,000	323,374
5.8% 5/1/25	250,000	287,848
American Express Co. 2.5% 7/30/24	399,000	423,025
American Express Credit Corp. 3.3% 5/3/27	30,000	33,868
Capital One Financial Corp.:
3.2% 1/30/23	176,000	185,789
3.3% 10/30/24	900,000	975,308
3.75% 3/9/27	100,000	110,983
3.8% 1/31/28	251,000	280,375
Discover Financial Services 4.5% 1/30/26	142,000	161,977
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	213,287
4.418% 11/15/35	200,000	211,368
John Deere Capital Corp.:
2.6% 3/7/24	60,000	64,142
2.8% 3/6/23	64,000	67,786
2.8% 7/18/29	120,000	133,880
3.65% 10/12/23	290,000	318,635
Synchrony Financial:
3.95% 12/1/27	150,000	161,338
4.375% 3/19/24	45,000	48,694
5.15% 3/19/29	159,000	183,699
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	280,068
1.15% 8/13/27	300,000	299,508
2.15% 9/8/22	1,000,000	1,034,279
2.25% 10/18/23	113,000	118,611
		7,139,322
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,418
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	43,456
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	132,386
3% 2/24/50	240,000	228,250
3.216% 11/28/23	94,000	101,021
3.224% 4/14/24	470,000	506,809
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	43,987
4.125% 5/15/29	19,000	20,601
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	73,951
2.6% 11/15/29	80,000	86,684
3.4% 11/15/49	50,000	56,717
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	409,912
Export Development Canada:
2.625% 2/21/24	120,000	129,268
2.75% 3/15/23	145,000	153,693
KfW:
0.25% 10/19/23	300,000	299,610
0.375% 7/18/25	72,000	71,814
2.375% 12/29/22	996,000	1,043,853
2.625% 2/28/24	400,000	431,643
2.875% 4/3/28	14,000	16,286
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	87,010
		4,136,369
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	344,990
2.3% 11/3/20	210,000	210,297
American International Group, Inc.:
4.25% 3/15/29	100,000	117,320
4.375% 6/30/50	240,000	280,222
4.5% 7/16/44	25,000	29,289
4.75% 4/1/48	100,000	122,336
5.75% 4/1/48 (b)	280,000	305,229
Aon Corp. 3.75% 5/2/29	120,000	138,334
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	26,775
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	200,000	216,728
4.4% 3/15/48	70,000	86,272
Lincoln National Corp. 4.35% 3/1/48	160,000	182,677
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	138,671
4.9% 3/15/49	50,000	69,603
MetLife, Inc.:
4.05% 3/1/45	18,000	21,852
4.55% 3/23/30	600,000	751,428
Progressive Corp. 4.2% 3/15/48	30,000	38,764
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	40,996
3.935% 12/7/49	38,000	42,993
4.35% 2/25/50	285,000	342,014
The Travelers Companies, Inc. 4% 5/30/47	32,000	38,986
Unum Group 4.5% 3/15/25	460,000	510,963
Willis Group North America, Inc. 2.95% 9/15/29	170,000	183,718
		4,240,457

TOTAL FINANCIALS		45,607,023

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24 (a)	60,000	63,629
2.95% 11/21/26 (a)	50,000	54,466
3.2% 11/21/29 (a)	80,000	87,963
3.8% 3/15/25 (a)	61,000	67,688
4.05% 11/21/39 (a)	50,000	57,105
4.25% 11/21/49 (a)	390,000	460,649
4.3% 5/14/36	40,000	47,120
4.55% 3/15/35 (a)	80,000	97,783
4.7% 5/14/45	120,000	147,242
4.875% 11/14/48	100,000	126,758
Amgen, Inc.:
1.9% 2/21/25	100,000	104,562
3.2% 11/2/27	56,000	62,664
3.375% 2/21/50	110,000	118,805
4.4% 5/1/45	102,000	126,438
Gilead Sciences, Inc.:
1.65% 10/1/30	180,000	179,645
2.8% 10/1/50	180,000	177,554
4% 9/1/36	40,000	48,379
4.15% 3/1/47	60,000	73,200
Upjohn, Inc.:
2.7% 6/22/30 (a)	100,000	103,465
4% 6/22/50 (a)	100,000	106,461
		2,311,576
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	273,977
4.9% 11/30/46	20,000	28,137
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	161,652
3.7% 6/6/27	52,000	58,932
4.669% 6/6/47	130,000	160,192
Boston Scientific Corp.:
3.75% 3/1/26	120,000	136,718
4% 3/1/29	100,000	116,266
4.7% 3/1/49	140,000	184,535
Danaher Corp. 2.6% 10/1/50	225,000	219,196
Medtronic, Inc. 4.625% 3/15/45	28,000	38,466
Stryker Corp.:
1.95% 6/15/30	100,000	101,829
2.9% 6/15/50	100,000	102,821
		1,582,721
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.8% 6/15/23	110,000	115,911
4.75% 3/15/44	60,000	73,972
Allina Health System, Inc. 3.887% 4/15/49	20,000	24,090
Anthem, Inc.:
3.35% 12/1/24	89,000	97,648
3.65% 12/1/27	120,000	136,633
4.101% 3/1/28	50,000	58,115
4.375% 12/1/47	100,000	122,220
4.55% 3/1/48	120,000	150,538
Cardinal Health, Inc. 3.41% 6/15/27	67,000	74,556
Cigna Corp.:
3.75% 7/15/23	20,000	21,672
4.125% 11/15/25	25,000	28,666
4.375% 10/15/28	30,000	35,630
4.5% 2/25/26	74,000	86,291
4.8% 8/15/38	80,000	99,152
4.8% 7/15/46	236,000	296,201
4.9% 12/15/48	30,000	39,029
CVS Health Corp.:
2.7% 8/21/40	90,000	86,085
3% 8/15/26	20,000	21,847
3.25% 8/15/29	195,000	215,741
3.75% 4/1/30	380,000	434,208
4.1% 3/25/25	32,000	36,155
4.25% 4/1/50	37,000	43,392
4.3% 3/25/28	264,000	308,832
5.05% 3/25/48	131,000	166,594
HCA Holdings, Inc. 5.25% 6/15/49	100,000	121,585
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	89,151
4.15% 5/1/47	30,000	38,188
Orlando Health Obligated Group 3.327% 10/1/50	57,000	57,000
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	82,915
2% 5/15/30	250,000	261,215
2.375% 8/15/24	90,000	95,707
2.9% 5/15/50	120,000	125,059
3.5% 6/15/23	182,000	196,656
3.7% 8/15/49	40,000	47,744
3.75% 10/15/47	30,000	35,531
4.45% 12/15/48	102,000	135,827
		4,059,756
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	163,410
3.2% 8/15/27	82,000	92,262
4.133% 3/25/25	894,000	1,018,556
4.497% 3/25/30	84,000	103,570
		1,377,798
Pharmaceuticals - 0.7%
AstraZeneca PLC:
4.375% 11/16/45	45,000	58,245
4.375% 8/17/48	50,000	65,349
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	75,851
3.4% 7/26/29	100,000	116,187
3.9% 2/20/28	205,000	242,883
4.125% 6/15/39	100,000	125,641
4.55% 2/20/48	53,000	71,597
Eli Lilly & Co. 2.25% 5/15/50	200,000	188,493
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	154,544
Johnson & Johnson:
0.55% 9/1/25	110,000	110,070
1.3% 9/1/30	110,000	111,028
2.1% 9/1/40	110,000	109,449
2.45% 9/1/60	110,000	109,868
3.4% 1/15/38	116,000	135,561
Merck & Co., Inc.:
2.45% 6/24/50	250,000	248,669
3.7% 2/10/45	45,000	53,892
Mylan NV 4.55% 4/15/28	20,000	23,286
Novartis Capital Corp.:
1.75% 2/14/25	100,000	104,687
2.75% 8/14/50	50,000	53,559
3.1% 5/17/27	90,000	100,792
4% 11/20/45	35,000	44,980
Pfizer, Inc.:
2.7% 5/28/50	380,000	395,615
3.2% 9/15/23	200,000	215,815
3.45% 3/15/29	70,000	81,869
4% 12/15/36	36,000	44,023
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	122,281
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	200,000	202,555
Zoetis, Inc.:
3.45% 11/13/20	206,000	206,191
4.45% 8/20/48	60,000	78,601
		3,651,581

TOTAL HEALTH CARE		12,983,432

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	160,000	171,633
3.375% 5/15/23	81,000	87,050
4.25% 4/1/50	50,000	65,151
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	89,912
4.7% 5/15/46	28,000	38,076
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	89,841
4.03% 10/15/47	106,000	128,511
5.25% 5/1/50	120,000	171,751
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,321
3.75% 11/1/46	30,000	34,288
4.05% 5/4/47	18,000	21,447
4.125% 11/16/28	260,000	307,688
4.35% 4/15/47 (a)	50,000	62,399
4.45% 11/16/38	370,000	454,864
The Boeing Co.:
3.2% 3/1/29	126,000	124,016
3.75% 2/1/50	130,000	118,944
4.875% 5/1/25	660,000	719,968
5.705% 5/1/40	240,000	280,145
5.805% 5/1/50	130,000	156,807
		3,126,812
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.8% 5/15/25	470,000	530,877
4.05% 2/15/48	35,000	40,318
4.95% 10/17/48	102,000	130,214
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	95,638
5.3% 4/1/50	170,000	250,165
		1,047,212
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	100,000	104,234
2.493% 2/15/27 (a)	50,000	52,254
2.722% 2/15/30 (a)	100,000	104,422
3.377% 4/5/40 (a)	30,000	31,311
3.577% 4/5/50 (a)	50,000	52,755
		344,976
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	492,711
3.95% 5/15/28	28,000	32,990
		525,701
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	139,376
Industrial Conglomerates - 0.4%
3M Co.:
2.375% 8/26/29	177,000	191,560
2.65% 4/15/25	24,000	26,072
3.05% 4/15/30	19,000	21,733
3.7% 4/15/50	24,000	28,718
General Electric Co.:
3.45% 5/1/27	281,000	297,024
3.625% 5/1/30	120,000	124,445
4.25% 5/1/40	100,000	101,732
4.35% 5/1/50	120,000	122,095
4.5% 3/11/44	105,000	108,260
Honeywell International, Inc.:
1.35% 6/1/25	100,000	103,050
1.95% 6/1/30	200,000	210,312
2.8% 6/1/50	150,000	159,613
3.812% 11/21/47	20,000	25,108
Roper Technologies, Inc.:
1% 9/15/25	50,000	50,126
1.4% 9/15/27	50,000	50,480
1.75% 2/15/31	50,000	49,875
2% 6/30/30	330,000	336,398
2.8% 12/15/21	108,000	110,729
		2,117,330
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	169,995
1.1% 9/14/27	160,000	160,493
3.45% 5/15/23	182,000	196,126
3.65% 12/7/23	310,000	340,531
Caterpillar, Inc. 3.25% 9/19/49	110,000	122,496
Deere & Co. 2.875% 9/7/49	130,000	139,074
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	146,467
Otis Worldwide Corp.:
2.565% 2/15/30	70,000	75,181
3.362% 2/15/50	50,000	54,962
Parker Hannifin Corp. 4% 6/14/49	110,000	131,995
		1,537,320
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	83,571
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	120,000	130,355
3.25% 6/15/27	160,000	182,275
4.05% 6/15/48	207,000	256,964
Canadian National Railway Co. 2.45% 5/1/50	210,000	209,038
CSX Corp.:
4.3% 3/1/48	140,000	174,040
4.5% 3/15/49	160,000	208,116
4.75% 11/15/48	70,000	92,729
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	73,889
4.05% 8/15/52	90,000	109,966
4.15% 2/28/48	38,000	46,762
Union Pacific Corp.:
3.25% 2/5/50	50,000	55,434
3.5% 6/8/23	270,000	291,019
3.6% 9/15/37	38,000	43,826
3.7% 3/1/29	79,000	91,593
3.839% 3/20/60	70,000	81,178
		2,047,184
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.25% 3/1/25	88,000	89,561
3.875% 7/3/23	526,000	547,889
4.25% 2/1/24	170,000	176,462
		813,912

TOTAL INDUSTRIALS		11,783,394

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	136,654
2.6% 2/28/23	400,000	421,817
		558,471
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	13,531
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	390,000	446,747
5.45% 6/15/23 (a)	110,000	120,597
8.1% 7/15/36 (a)	80,000	105,074
8.35% 7/15/46 (a)	204,000	270,428
		956,377
IT Services - 0.6%
Fiserv, Inc.:
2.75% 7/1/24	440,000	470,370
3.5% 7/1/29	80,000	91,051
4.4% 7/1/49	150,000	187,122
IBM Corp.:
1.95% 5/15/30	175,000	180,141
2.5% 1/27/22	104,000	107,043
2.95% 5/15/50	175,000	181,442
3% 5/15/24	100,000	108,332
3.5% 5/15/29	100,000	115,464
MasterCard, Inc.:
2.95% 6/1/29	50,000	56,440
3.3% 3/26/27	38,000	43,440
3.35% 3/26/30	53,000	61,978
3.85% 3/26/50	265,000	333,383
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	72,485
2.3% 6/1/30	120,000	126,611
The Western Union Co. 2.85% 1/10/25	70,000	73,778
Visa, Inc.:
1.9% 4/15/27	131,000	138,988
2.05% 4/15/30	350,000	374,058
2.7% 4/15/40	150,000	161,942
4.15% 12/14/35	38,000	49,173
		2,933,241
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	28,000	36,975
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	87,459
Broadcom, Inc.:
4.3% 11/15/32	250,000	285,017
4.75% 4/15/29	50,000	58,068
5% 4/15/30	50,000	58,975
Intel Corp.:
3.25% 11/15/49	110,000	122,572
3.734% 12/8/47	30,000	35,746
Lam Research Corp. 2.875% 6/15/50	150,000	154,932
NVIDIA Corp.:
2.85% 4/1/30	100,000	112,707
3.5% 4/1/50	50,000	58,421
Texas Instruments, Inc. 4.15% 5/15/48	70,000	91,334
		1,102,206
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	685,000	703,964
2.525% 6/1/50	326,000	340,076
3.3% 2/6/27	115,000	131,437
3.7% 8/8/46	430,000	539,563
4.1% 2/6/37	71,000	92,117
Oracle Corp.:
2.5% 4/1/25	80,000	85,724
2.95% 4/1/30	150,000	167,637
3.25% 11/15/27	96,000	108,546
3.6% 4/1/50	300,000	334,507
3.8% 11/15/37	110,000	128,844
3.85% 4/1/60	80,000	93,879
4% 11/15/47	187,000	221,206
		2,947,500
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	100,000	100,112
1.125% 5/11/25	872,000	892,177
1.25% 8/20/30	250,000	248,260
2.4% 1/13/23	350,000	365,549
2.4% 5/3/23	156,000	164,153
2.55% 8/20/60	200,000	198,981
2.95% 9/11/49	240,000	262,416
3% 11/13/27	96,000	108,460
3.75% 11/13/47	57,000	70,042
4.5% 2/23/36	90,000	120,228
HP, Inc. 2.2% 6/17/25	160,000	167,609
		2,697,987

TOTAL INFORMATION TECHNOLOGY		11,195,782

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	103,713
2.05% 5/15/30	60,000	63,217
2.7% 5/15/40	60,000	63,773
2.8% 5/15/50	100,000	104,915
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	32,976
4.725% 11/15/28	35,000	41,991
5.319% 11/15/38	110,000	139,862
Eastman Chemical Co. 4.5% 12/1/28	174,000	204,501
Ecolab, Inc.:
1.3% 1/30/31	300,000	293,511
3.25% 1/14/23	70,000	74,101
LYB International Finance II BV 3.5% 3/2/27	166,000	184,206
LYB International Finance III LLC 4.2% 10/15/49	100,000	111,319
Nutrien Ltd.:
4.2% 4/1/29	13,000	15,452
5% 4/1/49	103,000	135,075
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	326,403
3.8% 8/15/49	80,000	91,069
4.5% 6/1/47	50,000	62,150
The Dow Chemical Co.:
2.1% 11/15/30	250,000	246,165
3.15% 5/15/24	30,000	32,288
3.5% 10/1/24	64,000	70,117
3.6% 11/15/50	150,000	152,048
4.8% 5/15/49	50,000	59,374
The Mosaic Co. 4.05% 11/15/27	90,000	100,073
		2,708,299
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	56,383
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	50,509
Newmont Corp. 5.45% 6/9/44	80,000	113,496
Southern Copper Corp. 5.875% 4/23/45	30,000	40,710
Vale Overseas Ltd. 6.25% 8/10/26	50,000	59,125
		263,840

TOTAL MATERIALS		3,028,522

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	90,000	120,411
American Tower Corp.:
1.3% 9/15/25	120,000	121,251
2.1% 6/15/30	160,000	161,551
3.1% 6/15/50	160,000	157,858
3.6% 1/15/28	32,000	35,877
3.8% 8/15/29	70,000	80,127
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	70,063
Crown Castle International Corp.:
1.35% 7/15/25	79,000	79,840
2.25% 1/15/31	100,000	100,737
3.25% 1/15/51	40,000	39,684
ERP Operating LP:
3.5% 3/1/28	61,000	68,864
4.15% 12/1/28	330,000	391,309
Healthpeak Properties, Inc. 3% 1/15/30	140,000	151,088
Kimco Realty Corp.:
1.9% 3/1/28	570,000	562,475
3.3% 2/1/25	180,000	194,992
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	251,179
Simon Property Group LP 3.375% 12/1/27	111,000	118,656
Ventas Realty LP:
4.4% 1/15/29	40,000	45,417
4.875% 4/15/49	160,000	178,786
Welltower, Inc. 4.95% 9/1/48	76,000	91,437
		3,021,602
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	167,382

TOTAL REAL ESTATE		3,188,984

UTILITIES - 2.2%
Electric Utilities - 1.4%
Alabama Power Co.:
1.45% 9/15/30	400,000	401,186
3.45% 10/1/49	140,000	158,991
American Electric Power Co., Inc. 3.25% 3/1/50	121,000	125,554
Appalachian Power Co.:
3.3% 6/1/27	110,000	120,892
4.45% 6/1/45	18,000	21,988
4.5% 3/1/49	90,000	112,266
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	204,342
3.2% 9/15/49	150,000	161,117
Commonwealth Edison Co. 4% 3/1/48	42,000	51,555
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	205,573
3.05% 3/15/23	150,000	159,254
3.95% 3/15/48	31,000	38,252
Duke Energy Corp.:
2.45% 6/1/30	182,000	191,201
3.15% 8/15/27	314,000	346,430
3.75% 9/1/46	80,000	91,044
3.95% 8/15/47	250,000	294,395
4.2% 6/15/49	90,000	110,285
Entergy Corp.:
0.9% 9/15/25	400,000	399,445
4% 7/15/22	130,000	137,111
Entergy, Inc. 3.55% 9/30/49	29,000	32,538
Eversource Energy:
3.3% 1/15/28	62,000	69,196
3.45% 1/15/50	60,000	66,784
Exelon Corp.:
3.4% 4/15/26	150,000	167,910
4.05% 4/15/30	150,000	175,431
FirstEnergy Corp.:
1.6% 1/15/26	85,000	84,452
2.25% 9/1/30	120,000	117,279
4.85% 7/15/47	140,000	168,310
Florida Power & Light Co.:
2.85% 4/1/25	167,000	183,125
4.125% 6/1/48	26,000	33,828
Interstate Power and Light Co. 2.3% 6/1/30	93,000	98,322
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	226,240
3.65% 8/1/48	30,000	35,348
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	158,448
Northern States Power Co.:
2.6% 6/1/51	100,000	101,255
2.9% 3/1/50	80,000	85,451
3.6% 9/15/47	50,000	59,222
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	239,000	237,702
3.1% 9/15/49	100,000	109,583
PECO Energy Co. 3.9% 3/1/48	96,000	118,874
PPL Capital Funding, Inc. 4% 9/15/47	20,000	22,961
PPL Electric Utilities Corp. 3% 10/1/49	100,000	107,480
Public Service Co. of Colorado 3.7% 6/15/28	87,000	101,478
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	75,927
3.15% 1/1/50	70,000	78,998
3.6% 12/1/47	44,000	51,935
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	56,075
Southern Co. 3.25% 7/1/26	112,000	124,923
Tampa Electric Co. 4.45% 6/15/49	100,000	128,880
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	69,095
3.8% 9/15/47	50,000	60,534
4.6% 12/1/48	52,000	70,837
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	72,300
4% 6/15/28	76,000	89,383
		6,770,985
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	53,138
3.9% 11/15/49	60,000	69,346
		122,484
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	89,935
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
4.05% 4/15/25 (a)	668,000	761,995
4.25% 10/15/50 (a)	290,000	360,744
4.45% 1/15/49	54,000	68,702
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	45,469
3.7% 9/1/49	80,000	89,104
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	64,868
Consolidated Edison, Inc. 2% 5/15/21	176,000	177,550
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	811,040
4.6% 3/15/49	50,000	66,628
4.7% 12/1/44	26,000	33,342
DTE Energy Co. 3.7% 8/1/23	46,000	49,724
NiSource, Inc.:
0.95% 8/15/25	280,000	279,650
1.7% 2/15/31	280,000	274,865
2.95% 9/1/29	190,000	206,039
3.49% 5/15/27	50,000	55,700
3.95% 3/30/48	46,000	53,375
Puget Energy, Inc. 4.1% 6/15/30 (a)	200,000	223,099
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	107,836
Sempra Energy:
3.8% 2/1/38	186,000	207,574
4% 2/1/48	130,000	146,289
		4,083,593

TOTAL UTILITIES		11,066,997

TOTAL NONCONVERTIBLE BONDS
(Cost $129,722,257)		137,531,285

U.S. Government and Government Agency Obligations - 43.9%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 8/25/25	$95,000	$94,679
0.5% 6/17/25	900,000	902,624
0.625% 4/22/25	258,000	260,941
0.875% 8/5/30	104,000	102,279
1.625% 10/15/24	180,000	189,634
1.75% 7/2/24	100,000	105,526
1.875% 9/24/26	60,000	64,876
2.125% 4/24/26	170,000	185,569
2.375% 1/19/23	200,000	209,798
Federal Home Loan Bank:
0.375% 9/4/25	160,000	159,943
0.5% 4/14/25	325,000	327,392
1.5% 8/15/24	100,000	104,911
1.875% 11/29/21	285,000	290,682
2.5% 2/13/24	140,000	150,560
3% 10/12/21	100,000	102,958
Freddie Mac:
0.25% 8/24/23	500,000	499,977
0.375% 7/21/25	448,000	447,172
0.375% 9/23/25	231,000	230,405
1.875% 11/17/20	157,000	157,357
2.75% 6/19/23	700,000	747,269
Tennessee Valley Authority:
0.75% 5/15/25	600,000	607,579
2.875% 2/1/27	130,000	147,681
4.25% 9/15/65	30,000	44,524

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,134,336

U.S. Treasury Obligations - 42.7%
U.S. Treasury Bonds:
1.125% 5/15/40	6,569,000	6,465,333
1.125% 8/15/40	1,406,000	1,379,638
1.25% 5/15/50	4,545,000	4,307,098
1.375% 8/15/50	928,000	907,990
2% 2/15/50	287,000	324,624
2.25% 8/15/46	110,000	129,899
2.25% 8/15/49	129,000	153,404
2.5% 2/15/45	128,000	157,535
2.5% 2/15/46	571,000	704,940
2.5% 5/15/46	93,000	114,895
2.75% 8/15/42	197,000	252,422
2.75% 11/15/42	587,000	751,612
2.75% 8/15/47	51,000	66,194
2.75% 11/15/47	107,000	139,046
2.875% 5/15/43	190,000	248,084
2.875% 8/15/45	586,000	769,880
2.875% 5/15/49	1,000	1,340
3% 5/15/42	89,000	118,307
3% 11/15/44	2,149,000	2,871,349
3% 5/15/45	5,398,000	7,226,994
3% 11/15/45	2,271,000	3,050,947
3% 2/15/47	49,000	66,278
3% 5/15/47	208,000	281,783
3% 2/15/48	87,000	118,228
3% 8/15/48	3,000	4,089
3% 2/15/49	134,000	183,172
3.125% 11/15/41	113,000	152,691
3.125% 2/15/42	65,000	88,055
3.125% 2/15/43	1,664,000	2,254,655
3.125% 8/15/44	687,000	934,803
3.125% 5/15/48	169,000	234,950
3.375% 5/15/44	1,976,000	2,788,244
3.375% 11/15/48	157,000	228,429
3.5% 2/15/39	8,000	11,230
3.625% 8/15/43	971,000	1,415,688
3.625% 2/15/44	2,647,000	3,867,825
3.75% 8/15/41	45,000	66,052
3.75% 11/15/43	2,130,000	3,164,048
3.875% 8/15/40	52,000	76,966
4.375% 2/15/38	12,000	18,463
4.375% 11/15/39	24,000	37,497
4.375% 5/15/41	32,000	50,643
4.5% 5/15/38	92,000	143,718
4.5% 8/15/39	17,000	26,882
4.75% 2/15/41	48,000	79,172
5.5% 8/15/28	4,000	5,541
7.125% 2/15/23	175,000	204,039
7.25% 8/15/22	190,000	215,294
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,563,817
0.125% 5/31/22	5,738,000	5,736,655
0.125% 6/30/22	5,420,000	5,418,730
0.125% 7/31/22	2,050,000	2,049,600
0.125% 8/31/22	3,521,000	3,520,037
0.125% 5/15/23	806,000	805,433
0.125% 7/15/23	534,000	533,499
0.25% 6/15/23	3,323,000	3,331,308
0.25% 5/31/25	2,897,000	2,896,547
0.25% 6/30/25	945,000	944,409
0.25% 7/31/25	3,265,000	3,261,939
0.375% 3/31/22	8,260,000	8,287,748
0.375% 4/30/25	1,897,000	1,907,893
0.375% 7/31/27	1,259,000	1,252,115
0.5% 3/15/23	3,412,000	3,441,189
0.5% 3/31/25	1,366,000	1,381,474
0.5% 4/30/27	3,691,000	3,707,292
0.5% 5/31/27	4,223,000	4,239,991
0.5% 6/30/27	2,827,000	2,836,939
0.625% 3/31/27	2,260,000	2,288,603
0.625% 5/15/30	4,320,000	4,304,475
0.625% 8/15/30	556,000	552,786
1.125% 2/28/22	569,000	576,868
1.125% 2/28/25	2,627,000	2,729,309
1.125% 2/28/27	691,000	722,041
1.25% 3/31/21	52,000	52,290
1.25% 8/31/24	1,923,000	2,000,446
1.375% 4/30/21	301,000	303,175
1.375% 1/31/22	4,645,000	4,720,844
1.375% 2/15/23	2,303,000	2,369,751
1.375% 1/31/25	5,299,000	5,558,568
1.375% 8/31/26	253,000	267,854
1.5% 8/31/21	818,000	828,065
1.5% 9/30/21	2,331,000	2,362,141
1.5% 10/31/21	1,973,000	2,001,824
1.5% 11/30/21	1,353,000	1,374,035
1.5% 8/15/22	1,141,000	1,170,060
1.5% 9/15/22	464,000	476,343
1.5% 1/15/23	2,392,000	2,465,816
1.5% 9/30/24	1,783,000	1,874,031
1.5% 10/31/24	2,714,000	2,854,683
1.5% 11/30/24	2,519,000	2,651,838
1.5% 8/15/26	557,000	593,662
1.5% 1/31/27	2,284,000	2,440,400
1.5% 2/15/30	1,902,000	2,051,485
1.625% 12/31/21	2,309,000	2,351,211
1.625% 8/31/22	562,000	577,982
1.625% 11/15/22	1,457,000	1,502,588
1.625% 2/15/26	261,000	279,107
1.625% 5/15/26	264,000	282,789
1.625% 9/30/26	1,113,000	1,195,388
1.625% 10/31/26	457,000	491,043
1.625% 11/30/26	180,000	193,521
1.625% 8/15/29	1,000	1,088
1.75% 11/15/20	26,000	26,052
1.75% 7/31/21	1,889,000	1,914,088
1.75% 2/28/22	441,000	451,009
1.75% 6/15/22	485,000	498,262
1.75% 6/30/22	336,000	345,450
1.75% 7/15/22	1,795,000	1,846,466
1.75% 6/30/24	805,000	851,602
1.75% 7/31/24	2,907,000	3,078,468
1.75% 12/31/24	2,363,000	2,514,564
1.75% 12/31/26	1,882,000	2,039,470
1.875% 5/31/22	115,000	118,324
1.875% 9/30/22	358,000	370,418
1.875% 6/30/26	589,000	639,893
1.875% 7/31/26	909,000	988,289
2% 2/28/21	453,000	456,398
2% 12/31/21	333,000	340,675
2% 10/31/22	48,000	49,860
2% 5/31/24	442,000	471,058
2% 2/15/25	82,000	88,259
2% 8/15/25	50,000	54,170
2% 11/15/26	585,000	642,038
2.125% 5/31/21	665,000	673,702
2.125% 5/15/22	2,099,000	2,166,316
2.125% 12/31/22	19,000	19,845
2.125% 3/31/24	1,201,000	1,282,114
2.125% 5/15/25	13,000	14,114
2.25% 4/30/21	428,000	433,216
2.25% 4/30/24	1,443,000	1,548,858
2.25% 10/31/24	279,000	301,985
2.25% 12/31/24	160,000	173,631
2.25% 2/15/27	393,000	438,671
2.25% 8/15/27	639,000	716,653
2.25% 11/15/27	682,000	766,664
2.375% 3/15/21	379,000	382,790
2.375% 4/15/21	202,000	204,438
2.375% 3/15/22	1,583,000	1,634,448
2.375% 1/31/23	239,000	251,407
2.375% 2/29/24	2,859,000	3,072,085
2.375% 4/30/26	405,000	450,578
2.375% 5/15/27	46,000	51,847
2.375% 5/15/29	108,000	124,263
2.5% 12/31/20	76,000	76,447
2.5% 2/28/21	571,000	576,509
2.5% 1/15/22	1,095,000	1,128,235
2.5% 2/15/22	738,000	761,870
2.5% 8/15/23	57,000	60,821
2.5% 1/31/24	3,559,000	3,833,154
2.5% 5/15/24	217,000	235,047
2.5% 1/31/25	238,000	261,251
2.5% 2/28/26	191,000	213,331
2.625% 5/15/21	107,000	108,651
2.625% 6/15/21	503,000	511,783
2.625% 7/15/21	71,000	72,387
2.625% 12/15/21	1,639,000	1,687,786
2.625% 2/28/23	492,000	521,385
2.625% 6/30/23	1,031,000	1,100,794
2.625% 12/31/23	1,205,000	1,300,364
2.625% 12/31/25	331,000	370,901
2.625% 1/31/26	461,000	517,274
2.625% 2/15/29	391,000	456,615
2.75% 8/15/21	295,000	301,695
2.75% 9/15/21	2,000	2,049
2.75% 4/30/23	84,000	89,614
2.75% 5/31/23	176,000	188,141
2.75% 7/31/23	700,000	751,215
2.75% 8/31/23	1,634,000	1,756,741
2.75% 6/30/25	113,000	126,229
2.75% 2/15/28	363,000	422,243
2.875% 10/31/20	359,000	359,812
2.875% 10/15/21	575,000	591,262
2.875% 11/15/21	1,553,000	1,600,197
2.875% 10/31/23	810,000	877,268
2.875% 11/30/23	1,045,000	1,134,029
2.875% 5/31/25	144,000	161,460
2.875% 5/15/28	216,000	254,121
2.875% 8/15/28	1,299,000	1,533,277
3% 9/30/25	148,000	167,940
3% 10/31/25	130,000	147,733
3.125% 11/15/28	940,000	1,132,223

TOTAL U.S. TREASURY OBLIGATIONS		218,326,983

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $214,564,215)		224,461,319

U.S. Government Agency - Mortgage Securities - 26.5%
Fannie Mae - 11.2%
2.5% 7/1/31 to 8/1/50	10,222,505	10,731,732
3.5% 10/1/20 to 8/1/49	7,803,713	8,287,170
4% 10/1/33 to 10/1/49	8,345,471	8,928,914
4.5% 5/1/47 to 8/1/49	2,464,458	2,666,891
5% 11/1/25 to 12/1/49	782,507	861,733
5.5% 5/1/44 to 4/1/49	516,970	582,151
3% 4/1/22 to 7/1/50	24,063,807	25,360,150

TOTAL FANNIE MAE		57,418,741

Freddie Mac - 6.7%
2.5% 7/1/23 to 10/1/50	8,483,410	8,898,773
3% 1/1/26 to 4/1/50	2,240,457	2,367,372
3% 8/1/47	76,138	79,783
3.5% 2/1/26 to 3/1/50	12,062,856	12,725,805
4% 4/1/35 to 9/1/49	4,875,136	5,209,498
4.5% 8/1/48 to 5/1/49	3,347,825	3,622,001
5% 4/1/48 to 5/1/50	637,978	700,557
5.5% 6/1/49	496,283	551,813

TOTAL FREDDIE MAC		34,155,602

Ginnie Mae - 6.6%
2.5% 10/20/46 to 9/20/50	3,249,763	3,416,445
2.5% 10/1/50 (d)	1,000,000	1,050,070
3% 7/20/42 to 6/20/50	10,050,332	10,546,138
3% 10/1/50 (d)	500,000	523,547
3.5% 2/20/46 to 1/20/50	9,295,206	9,828,196
3.5% 10/1/50 (d)	300,000	315,938
4% 4/20/47 to 2/20/50	4,488,419	4,782,022
4% 10/1/50 (d)	200,000	212,469
4.5% 1/20/47 to 1/20/50	2,491,511	2,680,408
4.5% 10/1/50 (d)	100,000	107,070
5% 11/20/47 to 5/20/49	456,234	497,662
5.5% 9/20/47 to 1/20/49	96,305	110,071

TOTAL GINNIE MAE		34,070,036

Uniform Mortgage Backed Securities - 2.0%
2.5% 10/1/35 (d)	750,000	783,398
2.5% 10/1/35 (d)	750,000	783,398
2.5% 10/1/35 (d)	1,200,000	1,253,437
2.5% 10/1/50 (d)	1,850,000	1,941,199
2.5% 10/1/50 (d)	2,250,000	2,360,917
3% 10/1/35 (d)	200,000	209,906
3% 10/1/50 (d)	500,000	523,828
3.5% 10/1/50 (d)	1,100,000	1,159,812
4% 10/1/50 (d)	800,000	853,031
4.5% 10/1/50 (d)	300,000	324,504

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		10,193,430

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $133,763,964)		135,837,809

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$24,477	$24,959
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	106,370
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	34,202
TOTAL ASSET-BACKED SECURITIES
(Cost $154,447)		165,531

Commercial Mortgage Securities - 1.2%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	218,553
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	241,288
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	369,693
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	421,369
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	106,877
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	154,292
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	86,631
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	99,356
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	48,266
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	217,590
Class A5, 3.0161% 9/15/52	200,000	221,542
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	744,277
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	790,796
Series K057 Class A2, 2.57% 7/25/26	159,400	175,017
Series K080 Class A2, 3.926% 7/25/28	80,000	96,198
Series K-1510 Class A2, 3.718% 1/25/31	124,000	149,095
Series K068 Class A2, 3.244% 8/25/27	130,000	149,529
Series K079 Class A2, 3.926% 6/25/28	20,000	24,017
Series K094 Class A2, 2.903% 6/25/29	300,000	343,143
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	117,929
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	290,778
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	164,323
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	164,270
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	109,324
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	221,284
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	98,776
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	146,310
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,592,225)		5,970,523

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	92,463
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$127,778
Series 2010 S1, 7.043% 4/1/50	75,000	134,528
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	253,695
Series 2010, 7.6% 11/1/40	150,000	270,201
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	21,051
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	75,958
4.131% 6/15/42	80,000	76,245
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	76,011
TOTAL MUNICIPAL SECURITIES
(Cost $1,041,080)		1,127,930

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
2.95% 1/23/24	$110,000	$118,853
3.3% 3/15/28	75,000	86,630
Canadian Government 2% 11/15/22	120,000	124,558
Chilean Republic 3.24% 2/6/28	200,000	222,250
Colombian Republic 4.5% 3/15/29	200,000	224,063
Hungarian Republic:
5.375% 2/21/23	100,000	110,469
5.375% 3/25/24	420,000	481,294
5.75% 11/22/23	50,000	57,328
Indonesian Republic:
2.85% 2/14/30	200,000	210,313
3.5% 2/14/50	200,000	212,125
Israeli State 3.375% 1/15/50	225,000	249,182
Italian Republic 2.375% 10/17/24	200,000	208,011
Manitoba Province 2.6% 4/16/24	410,000	440,094
Ontario Province:
1.125% 10/7/30	175,000	174,122
2.3% 6/15/26	50,000	54,339
2.5% 4/27/26	115,000	126,079
3.05% 1/29/24	90,000	97,760
Panamanian Republic 3.16% 1/23/30	800,000	869,000
Peruvian Republic:
2.844% 6/20/30	190,000	206,625
4.125% 8/25/27	50,000	58,266
Philippine Republic 3% 2/1/28	200,000	220,088
Polish Government 3.25% 4/6/26	73,000	82,376
Province of Quebec:
2.375% 1/31/22	25,000	25,701
2.5% 4/9/24	140,000	149,990
2.75% 4/12/27	95,000	106,600
United Mexican States:
3.25% 4/16/30	200,000	205,200
3.75% 1/11/28	200,000	215,125
4% 10/2/23	160,000	173,550
4.15% 3/28/27	200,000	222,300
4.5% 4/22/29	200,000	224,188
Uruguay Republic 4.375% 1/23/31	150,000	178,359
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,825,430)		6,134,838

Supranational Obligations - 1.1%
Asian Development Bank:
0.375% 9/3/25	450,000	448,484
0.75% 10/8/30	100,000	97,960
1.5% 10/18/24	200,000	209,199
2.625% 1/30/24	80,000	86,112
2.75% 3/17/23	700,000	742,634
European Investment Bank:
0.75% 9/23/30	250,000	247,482
0.875% 5/17/30	18,000	18,071
1.375% 5/15/23	350,000	360,434
2% 12/15/22	510,000	529,895
2.25% 6/24/24	170,000	182,284
2.875% 8/15/23	260,000	279,421
Inter-American Development Bank:
0.625% 7/15/25	390,000	393,471
1.75% 3/14/25	194,000	205,399
2.25% 6/18/29	70,000	78,397
4.375% 1/24/44	39,000	59,391
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	269,199
0.75% 8/26/30	160,000	158,370
0.875% 5/14/30	176,000	176,257
1.5% 8/28/24	140,000	146,297
1.625% 1/15/25	155,000	162,993
1.75% 4/19/23	55,000	57,100
1.875% 6/19/23	20,000	20,871
2.5% 3/19/24	130,000	139,565
2.5% 11/22/27	92,000	103,876
3% 9/27/23	100,000	108,171
International Finance Corp.:
0.75% 8/27/30	60,000	59,399
2.875% 7/31/23	112,000	120,223
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,279,223)		5,460,955

Bank Notes - 0.3%
Discover Bank 2.7% 2/6/30	500,000	522,840
PNC Bank NA 2.15% 4/29/21	250,000	252,305
RBS Citizens NA 2.25% 4/28/25	345,000	366,399
Wells Fargo Bank NA 3.55% 8/14/23	250,000	270,710
TOTAL BANK NOTES
(Cost $1,363,273)		1,412,254
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.10% (e)
(Cost $7,183,488)	7,182,065	7,183,502
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $504,489,602)		525,285,946
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(13,882,568)
NET ASSETS - 100%		$511,403,378

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
4% 10/1/35	$(100,000)	$(106,047)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,625,829 or 1.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,732
Fidelity Securities Lending Cash Central Fund	134
Total	$32,866

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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